Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Reportable Segments [Line Items]
Refining and Marketing	CAD 9,852	CAD 8,439		CAD 8,805
Corporate and Eliminations	(455)	(353)		(277)
Revenue	17,043	11,006	[1]	11,529	[1]
Upstream
Disclosure Of Reportable Segments [Line Items]
Crude Oil	7,184	2,902		2,971
Natural Gas	235	16		22
NGLs	184
Other	CAD 43	CAD 2		CAD 8

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.